Tax matters	12 Months Ended
Dec. 31, 2024
Tax matters
Tax matters

24.  Tax matters

The components of current and deferred income tax expense are as follows:

	2024	2023	2022
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge	28,004	62,110	144,246
Adjustments in current income tax in respect of prior years	(1,183)	(1,533)	(5,681)
Total	26,821	60,577	138,565

Deferred tax
Origination and reversal of temporary differences	(7,758)	(3,216)	15,032
Impact of tax rate changes	(48)	(555)	460
Write-down of deferred tax assets	—	—	(1,448)
Adjustments in deferred tax in respect of prior years	(2,763)	734	(4,626)
Total	(10,569)	(3,037)	9,418
Income tax expense	16,252	57,540	147,983

As the Company has significant business operations in Spain, France, South Africa and the United States, a weighted blended statutory tax rate is considered to be appropriate in estimating the Company’s effective tax rate. The following is a reconciliation of tax expense based on a weighted blended statutory income tax rate to our effective income tax expense for the years ended December 31, 2024, 2023, and 2022:

	2024	2023	2022
	US$'000	US$'000	US$'000
Accounting profit before income tax	37,052	160,667	602,660
Tax expense at weighted statutory national tax rate of 27% (2023: 31% and 2022: 26%)	9,988	50,557	157,620
(Non-taxable income)/ non-deductible expense	(2,478)	1,429	(5,920)
Change in tax rates	(48)	(555)	591
U.S. state taxes	(52)	(121)	(721)
Adjustments in respect of prior periods	(3,946)	(799)	1,368
Unrecognized temporary differences	2,903	(2,992)	11,036
Elimination of effect of interest in partnerships	27	(1,356)	(754)
Unrecognized loss carryforwards	9,523	12,434	(11,277)
Other items	335	(1,057)	(3,960)
Income tax expense	16,252	57,540	147,983

Variation in the weighted statutory national tax rate between periods can result from changes in the relative mix of tax jurisdictions in which we earn taxable income and incur deductible expenses as well as from changes in statutory tax rates themselves. During the periods presented, there were no significant changes to national corporate income tax rates in the jurisdictions in which we operate. Accordingly, the variation in weighted statutory national tax rates presented above results from changes in the jurisdictional dispersion of our taxable income earned and deductible expenses incurred.

Deferred tax assets and liabilities

For the year ended December 31, 2024:

	Opening	Recognized in			Exchange	Closing
	Balance	P&L	OCI	Reclassifications	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(13,582)	4,311	—	(1,484)	609	(10,146)
Provisions	34,102	(3,726)	(757)	765	(1,499)	28,885
Property, plant & equipment	(45,405)	6,497	—	1,598	908	(36,402)
Inventories	1,416	290	—	—	(1)	1,705
Hedging Instruments	(567)	—	865	—	22	320
Tax losses	1,731	3,946	—	—	—	5,677
Incentives & credits	—	432	—	—	—	432
Other	(1,517)	(1,181)	—	(879)	57	(3,520)
Total	(23,822)	10,569	108	—	96	(13,049)

For the year ended December 31, 2023:

	Opening	Recognized in		Write-down of	Exchange	Closing
	Balance	P&L	OCI	Deferred Tax Assets/Liabilities	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(13,978)	884	—		(488)	(13,582)
Provisions	38,011	(442)	1,500	(5,836)	869	34,102
Property, plant & equipment	(54,730)	3,195	—	5,836	294	(45,405)
Inventories	1,186	232	—	—	(2)	1,416
Hedging Instruments	—	—	(767)	—	200	(567)
Tax losses	3,259	(1,528)	—	—	—	1,731
Incentives & credits	32	(32)	—	—	—	—
Other	(2,498)	728	—	—	253	(1,517)
Total	(28,718)	3,037	733	—	1,126	(23,822)

Presented in the statement of financial position as follows:

	2024	2023
	US$'000	US$'000
Deferred tax assets	38,550	37,250
Deferred tax liabilities	(51,599)	(61,072)
Offset between deferred tax assets and deferred tax liabilities	31,970	28,490
Total deferred tax assets due to temporary differences recognized in the statement of financial position	6,580	8,760
Total deferred tax liabilities due to temporary differences recognized in the statement of financial position	(19,629)	(32,582)

Unrecognized deductible temporary differences, unused tax losses and unused tax credits

	2024					2023
	Spain	USA	UK	Other	Total	Spain	USA	UK	Other	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Unused tax losses	200,087	236,589	153,622	82,948	673,246	201,476	235,296	143,750	56,055	636,577
Unrecognized deductible temporary differences	70,071	—	44,837	9,166	124,074	62,737	—	44,837	9,166	116,741
Total	270,158	236,589	198,459	92,114	797,320	264,213	235,296	188,587	65,221	753,318

In general terms, the unused tax losses do not have an expiration date in the jurisdictions from which they derive.

Unused tax losses have increased in 2024 compared to 2023 due to the losses in some jurisdictions, mainly in the U.K. and Spain. Management has decided to record the respective deferred tax assets corresponding to the jurisdictions where taxable profit is expected to be generated in the short and medium-term. There is uncertainty and estimation involved in future taxable profits in long-term, however no material changes expected in the next financial year for the unrecognized unused tax losses.

As of December 31, 2024, there were temporary differences of $107,168 thousand ($205,924 thousand in 2023) related to investments in subsidiaries. This liability was not recognized because the Group controls the dividend policy of its subsidiaries.

Management of tax risks

The Company is committed to conducting its tax affairs consistently with the following objectives:

(i)	to comply with relevant laws, rules, regulations, and reporting and disclosure requirements in whichever jurisdiction it operates.
(ii)	to maintain mutual trust, transparency, and respect in its dealings with all tax authorities.
(iii)	to adhere with best practice and comply with the Company’s internal corporate governance procedures, including but not limited to its Code of Conduct.

The Group’s tax department maintains a tax risk register on a jurisdictional basis.

In the jurisdictions in which the Company operates, tax returns cannot be deemed final until they have been audited by the tax authorities or until the statute-of-limitation has expired. The number of open tax years subject to examination varies depending on the tax jurisdiction. In general, the Company has the last four years open to review. The criteria that the tax authorities might adopt in relation to the years open for review could give rise to tax liabilities which cannot be quantified. As of December 31, 2024, there are inspection procedures ongoing in Spain and France, but we do not expect a material impact resulting from both procedures.

Pillar Two

The Ferroglobe group is subject to the global minimum top-up tax under Pillar Two tax legislation in U.K., Spain, France, Norway and Canada. In particular, QDMTT and IRR applies in the U.K., France, Spain, Norway and South Africa on fiscal years beginning on or after December 31, 2023. UTPR applies in Spain, and France starting on or after December 31, 2024. U.K., Spain France, Canada and Norway have implemented into their legislations transitional CbCR safe harbor provisions. South Africa has not, and therefore general reference to the OECD GloBe rules apply. The UK transitional safe harbor legislation has been assessed by the OECD as a qualifying transitional safe harbor legislation.

The group has performed the transitional CbCR safe harbor analysis using fiscal year 2023 financial statements and the qualified Country-by-Country Reporting data using the rules in force in the UK, which are deemed qualified transitional safe harbor rules as per resolution from the OECD. The group satisfies the requirements to be relieved from the full GloBe Rules analysis as to fiscal year 2023, with no Pillar Two taxation resulting as to such fiscal year. Additionally, the transitional safe harbor analysis has also been completed with the available data for fiscal year 2024 at the time of the preparation and filing of this annual report. With the interim data, which is not data from the qualified Country-by-Country Reporting yet since certain countries are still pending to complete their respective statutory audit, the group satisfies the requirements of at least one of the safe harbors per jurisdictions, thus not resulting QDMTT or IRR payable in any of the jurisdictions where the group is present.